UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          SEPTEMBER 30, 2006
                                                     -----------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
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Address:                   165 MASON STREET - 3RD FLOOR
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                           GREENWICH, CT  06830
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13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      DR. JEFFREY R. JAY, M.D.
                  --------------------------------------------
Title:                     SENIOR MANAGING MEMBER
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Phone:                     203-971-3300
                  --------------------------------------------

Signature, Place, and Date of Signing:

/s/ DR. JEFFREY R. JAY, M.D.          GREENWICH, CT        NOVEMBER 14, 2006
-----------------------------      ------------------    ----------------------
        [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in  this  report,  and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name
         28-
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


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:           24
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Form 13F Information Table Value Total:     $     180,169
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                                                (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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


                            GREAT POINT PARTNERS, LLC
                              13F INFORMATION TABLE
                               September 30, 2006

        Column 1                      Column 2  Column 3  Column 4      Column 5         Column 6     Column 7        Column 8
       -----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  VOTING AUTHORITY
                                                                                                                 -------------------
                                       TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
TICK   NAME OF ISSUER                   CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPA   AP Pharma, Inc.                  Common  00202J104   2,093  1,955,854   SH       Shared-Defined  None  1,955,854         None
ABMD   Abiomed Inc.                     Common  003654100   9,725    658,000   SH       Shared-Defined  None    658,000         None
AEZS   Aeterna Zentaris, Inc.           Common  007975204   2,180    425,000   SH       Shared-Defined  None    425,000         None
AGP    Amerigroup Corp.                 Common  03073T102   6,649    225,000   SH       Shares-Defined  None    225,000         None
ANGO   AngioDynamics Inc.               Common  03475V101   1,967     95,000   SH       Shared-Defined  None     95,000         None
BIVN   Bioenvision Inc.                 Common  09059N100  11,020  2,000,000   SH       Shared-Defined  None  2,000,000         None
CHTP   Chelsea Therapeutics
         International Ltd              Common  163428105   3,453    863,176   SH       Shares-Defined  None    863,176         None
CYPB   Cypress Bioscience Inc.          Common  232674507  11,866  1,625,518   SH       Shares-Defined  None  1,625,518         None
DRTE   Dendrite International Inc.      Common  248239105   3,436    351,300   SH       Shared-Defined  None    351,300         None
DOVP   Dov Pharmaceutical, Inc.         Common  259858108   1,239  1,377,204   SH       Shares-Defined  None  1,377,204         None
DYAX   Dyax Corp.                       Common  26746E103   6,277  1,885,000   SH       Shares-Defined  None  1,885,000         None
GENT   Gentium S.p.A.                   Common  37250B104  15,053  1,063,830   SH       Shares-Defined  None  1,063,830         None
HORC   Horizon Health Corp.             Common  44041Y104   2,405    157,500   SH       Shared-Defined  None    157,500         None
IDP    Idera Pharmaceuticals Inc.       Common  45168K108   2,244    547,350   SH       Shares-Defined  None    547,350         None
ISPH   Inspire Pharmaceuticals, Inc.    Common  457733103  23,439  4,605,000   SH       Shares-Defined  None  4,605,000         None
IART   Integra Lifesciences Holding
          Corp.                         Common  457985208   9,248    246,752   SH       Shares-Defined  None    246,752         None
KOSN   Kosan Biosciences, Inc.          Common  50064W107  13,135  2,719,545   SH       Shares-Defined  None  2,719,545         None
NTII   Neurobiological Technologies
          Inc.                          Common  64124W106   1,008    425,100   SH       Shares-Defined  None    425,100         None
PTN    Palatin Technologies, Inc.       Common  696077304   1,951    819,671   SH       Shares-Defined  None    819,671         None
PANC   Panacos Pharmaceuticals Inc.     Common  69811Q106   9,275  1,870,000   SH       Shares-Defined  None  1,870,000         None
RDY    Dr. Reddy's Laboratories
          Ltd. ADR                      Common  256135203   3,942    249,200   SH       Shares-Defined  None    249,200         None
RPRX   Repros Therapeutics              Common  76028H100   5,558    721,800   SH       Shares-Defined  None    721,800         None
RIGL   Rigel Pharmaceuticals, Inc.      Common  766559603  20,576  2,003,500   SH       Shares-Defined  None  2,003,500         None
TLCV   TLC Vision Corp.                 Common  872549100  12,429  2,385,570   SH       Shares-Defined  None  2,385,570         None

                                                          180,169

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